TRADE RECEIVABLES - Additional Information (Details)	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit loss rate	15.00%	15.00%
Five Largest Customers [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit loss rate	46.00%	45.00%